Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Components of accrued expenses and other current liabilities are as follows as of December 31:

	2024	2025	2025
	SGD	SGD	USD

Accruals for operating expenses	948,421	932,814	690,282
Retention payable	268,030	694,890	514,219
Other payables	33,461	118,473	87,671
Total	1,249,912	1,746,177	1,292,172